REVENUE AND COST OF SALES	3 Months Ended
Mar. 31, 2022
Revenue And Cost Of Sales
16.	REVENUE AND COST OF SALES

The Company’s revenues for the three months ended March 31, 2022 and 2021, are all attributable to Mexico, from shipments of concentrate from the Avino Mine, and processing of Historical Above Ground Stockpiles.

	March 31, 2022	March 31, 2021
Concentrate sales	$9,789	$-
Provisional pricing adjustments	1,261	29
	$11,050	$29

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Stand-by costs consists of care and maintenance costs incurred during the work stoppage at the Avino Mine during the three months ended March 31, 2021.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	March 31, 2022	March 31, 2021
Production costs	$5,847	$-
Stand-by costs	-	246
Depreciation and depletion	459	463
	$6,306	$709